Operating Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 115,648	$ 110,836	$ 104,634
Total operating revenues	30,045	29,007	28,552	28,242	28,436	27,913	27,536	26,990	115,846	110,875	106,565
Cost of services and sales									46,275	45,875	44,149
Selling, general and administrative expense									39,951	35,624	31,366
Depreciation and amortization expense									16,460	16,496	16,405
Total operating expenses									102,686	97,995	91,920
Operating income	(3,169)	5,483	5,651	5,195	(1,112)	4,647	4,892	4,453	13,160	12,880	14,645
Verizon Wireless
Segment Reporting Information [Line Items]
Total operating revenues									75,868	70,154	63,407
Cost of services and sales									24,490	24,086	19,245
Selling, general and administrative expense									21,650	19,579	18,082
Depreciation and amortization expense									7,960	7,962	7,356
Total operating expenses									54,100	51,627	44,683
Operating income									21,768	18,527	18,724
Verizon Wireless | External Operating Revenues | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									61,383	56,601	53,267
Verizon Wireless | External Operating Revenues | Service Revenue Other Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,290	2,497	2,321
Verizon Wireless | External Operating Revenues | Service Revenue
Segment Reporting Information [Line Items]
Segment reporting information, revenue									63,673	59,098	55,588
Verizon Wireless | External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,010	7,446	4,412
Verizon Wireless | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									4,096	3,517	3,341
Verizon Wireless | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									89	93	66
Wireline
Segment Reporting Information [Line Items]
Total operating revenues									39,780	40,682	41,227
Cost of services and sales									22,413	22,158	22,618
Selling, general and administrative expense									8,883	9,107	9,372
Depreciation and amortization expense									8,424	8,458	8,469
Total operating expenses									39,720	39,723	40,459
Operating income									60	959	768
Wireline | External Operating Revenues | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Segment reporting information, revenue									14,043	13,605	13,419
Wireline | External Operating Revenues | Mass Markets Small Business
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,648	2,720	2,828
Wireline | External Operating Revenues | Mass Markets
Segment Reporting Information [Line Items]
Segment reporting information, revenue									16,691	16,325	16,247
Wireline | External Operating Revenues | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,052	7,607	6,602
Wireline | External Operating Revenues | Global Enterprise Core
Segment Reporting Information [Line Items]
Segment reporting information, revenue									7,240	8,014	8,712
Wireline | External Operating Revenues | Global Enterprise
Segment Reporting Information [Line Items]
Segment reporting information, revenue									15,292	15,621	15,314
Wireline | External Operating Revenues | Global Wholesale
Segment Reporting Information [Line Items]
Segment reporting information, revenue									6,177	6,795	7,526
Wireline | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									508	704	858
Wireline | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									1,112	1,237	1,282
Total Segments
Segment Reporting Information [Line Items]
Total operating revenues									115,648	110,836	104,634
Cost of services and sales									46,903	46,244	41,863
Selling, general and administrative expense									30,533	28,686	27,454
Depreciation and amortization expense									16,384	16,420	15,825
Total operating expenses									93,820	91,350	85,142
Operating income									21,828	19,486	19,492
Total Segments | External Operating Revenues | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									61,383	56,601	53,267
Total Segments | External Operating Revenues | Service Revenue Other Service
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,290	2,497	2,321
Total Segments | External Operating Revenues | Service Revenue
Segment Reporting Information [Line Items]
Segment reporting information, revenue									63,673	59,098	55,588
Total Segments | External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,010	7,446	4,412
Total Segments | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									4,096	3,517	3,341
Total Segments | External Operating Revenues | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Segment reporting information, revenue									14,043	13,605	13,419
Total Segments | External Operating Revenues | Mass Markets Small Business
Segment Reporting Information [Line Items]
Segment reporting information, revenue									2,648	2,720	2,828
Total Segments | External Operating Revenues | Mass Markets
Segment Reporting Information [Line Items]
Segment reporting information, revenue									16,691	16,325	16,247
Total Segments | External Operating Revenues | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Segment reporting information, revenue									8,052	7,607	6,602
Total Segments | External Operating Revenues | Global Enterprise Core
Segment Reporting Information [Line Items]
Segment reporting information, revenue									7,240	8,014	8,712
Total Segments | External Operating Revenues | Global Enterprise
Segment Reporting Information [Line Items]
Segment reporting information, revenue									15,292	15,621	15,314
Total Segments | External Operating Revenues | Global Wholesale
Segment Reporting Information [Line Items]
Segment reporting information, revenue									6,177	6,795	7,526
Total Segments | External Operating Revenues | Other
Segment Reporting Information [Line Items]
Segment reporting information, revenue									508	704	858
Total Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 1,201	$ 1,330	$ 1,348